Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares	Mar. 08, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, share outstanding (in shares)	217,076,712	221,390,799	219,195,971				76,565,107	1,708,476
CF II Sponsor Earnout Shares outstanding prior to the Merger (in shares)	1,100,000
Shares issued in PIPE financing (in shares)	42,103,156
Shares issued for in kind banker fee payment (in shares)	750,000
Merger and PIPE financing shares (in shares)	42,853,156
Legacy View shares converted (in shares)	123,211,449
Redeemable convertible preferred stock shares outstanding (in shares)			0	0	0	0	5,222,852,052	121,431,310	121,436,000	105,584,000
CF II
Class of Stock [Line Items]
Common stock, share outstanding (in shares)	51,012,107						62,500,000
Less redemption of CF II shares (in shares)	(12,587,893)
CF II | Common Class A
Class of Stock [Line Items]
Common stock, share outstanding (in shares)							50,000,000
CF II | Common Class B
Class of Stock [Line Items]
Common stock, share outstanding (in shares)							12,500,000